Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Capital stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Repurchase of own capital stock reserve [Member]	Cumulative translation effects in foreign subsidiaries [Member]	Total controlling interest [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 2,832,268	$ 4,579,472	$ 20,969,443	$ 1,732,447	$ 4,312,478	$ 34,426,108	$ (108,572)	$ 34,317,536
Increase in reserve			(3,000,000)	3,000,000				484,046
Repurchase of own capital stock, net		(4,239)		(1,636,057)		(1,640,296)		(1,640,296)
Comprehensive income (loss)			3,653,347		(606,787)	3,046,560	(214,797)	2,831,763
Balance at Dec. 31, 2018	2,832,268	4,575,233	21,622,790	3,096,390	3,705,691	35,832,372	(323,369)	35,509,003
Increase in reserve								484,046
Repurchase of own capital stock, net				(156,058)		(156,058)		(156,058)
Comprehensive income (loss)			(1,635,909)		(1,455,428)	(3,091,337)	348,169	(2,743,168)
Balance at Dec. 31, 2019	$ 2,832,268	$ 4,575,233	$ 19,986,881	$ 2,940,332	$ 2,250,263	$ 32,584,977	$ 24,800	$ 32,609,777